Long-lived Assets (Narrative) (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 23,840,600,000		$ 23,974,900,000	$ 23,974,900,000	$ 23,840,600,000	$ 23,974,900,000
Assets acquired under capital leases					127,200,000	143,000,000	$ 63,100,000
Non-cash increases related to vendor financing arrangements					(975,300,000)	(573,500,000)	(246,500,000)
Value added tax, vendor financing arrangement					114,900,000	46,000,000	28,500,000
Restructuring charges					166,900,000	178,700,000
Goodwill	29,001,600,000		23,748,800,000	23,748,800,000	29,001,600,000	23,748,800,000	13,877,600,000
Franchise Rights and Other Indefinite Lived Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Amount of franchise rights and other indefinite-lived intangible assets included in other assets, net, on the consolidated balance sheets	557,000,000		470,200,000	470,200,000	$ 557,000,000	470,200,000
Puerto Rico [Member]
Property, Plant and Equipment [Line Items]
Percent of hypothetical decline In fair value of reporting units					20.00%
Goodwill	347,000,000				$ 347,000,000
European Operations Division Central and Eastern Europe [Member]
Property, Plant and Equipment [Line Items]
Goodwill	1,302,100,000		1,520,100,000	1,520,100,000	1,302,100,000	1,520,100,000	1,509,500,000
Accumulated goodwill impairment losses	209,700,000		239,600,000	239,600,000	209,700,000	239,600,000
Contract termination [Member]
Property, Plant and Equipment [Line Items]
Restructuring charges						100,900,000
Chile [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense						98,300,000
Restructuring charges				84,900,000
Chile [Member] | Internal-Use Software Assets [Member]
Property, Plant and Equipment [Line Items]
Impairment charges	68,700,000
Chile [Member] | Contract termination [Member]
Property, Plant and Equipment [Line Items]
Other restructuring costs				71,500,000
Telenet [Member]
Property, Plant and Equipment [Line Items]
Restructuring charges		$ 86,100,000
Impairment charges			73,000,000
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 1,580,800,000		$ 1,877,300,000	$ 1,877,300,000	1,580,800,000	1,877,300,000
Continuing operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense					4,401,600,000	3,499,600,000	2,201,400,000
Amortization of intangible assets					1,098,500,000	776,800,000	460,100,000
Discontinued operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense					0	11,500,000	12,300,000
Amortization of intangible assets					$ 0	$ 17,600,000	$ 17,300,000